Derivative Financial Instruments (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortization expense related to foreign currency hedge contracts	$ 30
Net unrealized loss on cash flow hedges, net of tax	(669)	$ 0
Net unrealized loss on cash flow hedges, tax impact	$ 244
Foreign Currency Contract | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €			€ 49,692
Derivative collateral				$ 5,000
Margin call deposits				670
Net derivative liability				$ (632)